Fair Value (Fair Value Option Election) (Detail) (Mortgage Loans Held For Sale, Net [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Option Election, Unpaid Principal Balance [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages Held-for-sale, Fair Value Disclosure	$ 31	$ 2,416
Fair Value, Option, Loans Held as Assets, Aggregate Amount in Nonaccrual Status	18	47
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due	15	36
Fair Value Option Election, Fair Value [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages Held-for-sale, Fair Value Disclosure	16	2,490
Fair Value, Option, Loans Held as Assets, Aggregate Amount in Nonaccrual Status	9	25
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due	$ 8	$ 19